S000080158 [Member] Investment Objectives and Goals - Western Asset Long Credit VIT	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET LONG CREDIT VIT
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks total return consistent with prudent investment management.